Stockholders' Equity - Common Stock (Details)						9 Months Ended	12 Months Ended
	Mar. 14, 2024 shares	Jun. 09, 2023 shares	May 25, 2023 shares	Nov. 25, 2021 USD ($) shares	May 27, 2021 USD ($) shares	Sep. 30, 2024 Vote $ / shares shares	Dec. 31, 2023 Vote $ / shares shares	Sep. 11, 2024 $ / shares	Mar. 31, 2024 shares	Dec. 31, 2022 Vote $ / shares shares
Stockholders' Equity
Common stock, par value (In dollars per share) | $ / shares								$ 0.0001
Sponsor
Stockholders' Equity
Common stock, shares outstanding			4,200,000
Class A common stock
Stockholders' Equity
Common stock, shares authorized						200,000,000	200,000,000			200,000,000
Common stock, par value (In dollars per share) | $ / shares						$ 0.0001	$ 0.0001			$ 0.0001
Common stock, number of votes per share | Vote						1	1			1
Common stock, shares issued			27,200,000			5,363,113	8,350,065			23,000,000
Common stock, shares outstanding			27,200,000			5,363,113	8,350,065			23,000,000
Class A common stock | Sponsor
Stockholders' Equity
Common stock, shares issued							8,350,065
Common stock, shares outstanding							8,350,065
Class A common stock subject to redemption
Stockholders' Equity
Common stock subject to possible redemption, shares outstanding	1,163,113	4,150,065	23,000,000			1,163,113	4,150,065			23,000,000
Number of shares exercised their right to redeem	2,986,952	18,849,935
Class A ordinary shares subject to possible redemption, issued (in shares)	1,163,113	4,150,065				1,163,113	4,150,065			23,000,000
Class A common stock not subject to redemption
Stockholders' Equity
Number of shares converted			4,200,000
Common stock, shares issued						4,200,000	4,200,000			0
Common stock, shares outstanding			4,200,000			4,200,000	4,200,000			0
Number of shares exercised their right to redeem		18,849,935
Class A common stock not subject to redemption | Sponsor
Stockholders' Equity
Common stock, shares issued			27,200,000
Common stock, shares outstanding			27,200,000
Class B common stock
Stockholders' Equity
Common stock, shares authorized						20,000,000	20,000,000			20,000,000
Common stock, par value (In dollars per share) | $ / shares						$ 0.0001	$ 0.0001			$ 0.0001
Common stock, number of votes per share | Vote						1	1			1
Common stock, shares issued			1,550,000			1,550,000	1,550,000			5,750,000
Common stock, shares outstanding			1,550,000	5,750,000		1,550,000	1,550,000			5,750,000
Issuance of Class B common stock to Sponsor (in shares)					7,187,500
Issuance of Class B common stock to Sponsor | $					$ 25,000
Shares forfeited				1,437,500
Consideration for shares forfeited | $				$ 0
Stock conversion ratio						1
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares (in shares)						20.00%	20.00%
Number of Class A common stock issued upon conversion of each share (in shares)							1
Class B common stock | Sponsor
Stockholders' Equity
Number of shares converted			4,200,000
Common stock, shares issued			1,550,000
Common stock, shares outstanding						50,004	50,004
Aggregate of non redemption shares transferred			1,499,996			1,499,996	1,499,996		166,666